Above market acquired charters - Carrying Value (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	$ 90,243	$ 100,518
Acquisitions		4,267
Amortization	(15,208)	(14,542)	$ (14,864)
Carrying amount, end of period	$ 75,035	$ 90,243	$ 100,518